Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Provisions, beginning of period	£ (97)	£ (139)
Exchange adjustments	(3)	6
Charge for the period	(117)	(57)
Reversed unused	7	40
Utilised	35	65
Provisions, end of period	(169)	(97)
To be settled within one year	(130)	(71)
To be settled after one year	(39)	(26)
Restructuring programmes
Provisions
Provisions, beginning of period	(36)	(112)
Exchange adjustments	(1)	4
Charge for the period	(87)	(7)
Reversed unused	4	35
Utilised	25	50
Other movements	1	(2)
Provisions, end of period	(94)	(36)
Other provisions
Provisions
Provisions, beginning of period	(61)	(27)
Exchange adjustments	(2)	2
Charge for the period	(30)	(50)
Reversed unused	3	5
Utilised	10	15
Other movements	(1)	2
Provisions, end of period	£ (75)	£ (61)